Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2022
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2022	2021	2020
	£’000	£’000	£’000
Sponsorship	147,881	140,209	182,709
Retail, merchandising, apparel & products licensing revenue	109,939	91,996	96,335
Commercial	257,820	232,205	279,044
Domestic competitions	140,629	174,683	115,415
European competitions	67,477	73,827	16,836
Other	6,741	6,305	7,952
Broadcasting	214,847	254,815	140,203
Matchday	110,534	7,097	89,794
	583,201	494,117	509,041

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2022	2021	2020
	£’000	£’000	£’000
Customer A	146,114	177,160	118,069
Customer B	76,377	77,426	77,852
Customer C	67,477	73,827	<10%
Customer D	<10%	<10%	52,269

Schedule of assets and liabilities related to contracts with customers

Current contract
assets — accrued
revenue
£’000
At 1 July 2020	45,966
Recognized in revenue during the year	39,037
Cash received/amounts invoiced during the year	(43,973)
Loss allowance	(486)
At 30 June 2021	40,544
Recognized in revenue during the year	34,948
Cash received/amounts invoiced during the year	(39,253)
At 30 June 2022	36,239

	Current contract	Non-current	Total contract
	liabilities –	contract liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2020	(171,574)	(18,759)	(190,333)
Recognized in revenue during the year	135,560	—	135,560
Cash received/amounts invoiced during the year	(86,153)	—	(86,153)
Reclassified during the year	4,183	(4,183)	—
At 30 June 2021	(117,984)	(22,942)	(140,926)
Recognized in revenue during the year	108,001	—	108,001
Cash received/amounts invoiced during the year	(149,619)	—	(149,619)
Reclassified during the year	(6,245)	6,245	—
At 30 June 2022	(165,847)	(16,697)	(182,544)